Condensed Financial Information of Registrant - Notes to Condensed Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent Company
Related Party Transaction [Line Items]
Services revenue from subsidiaries	$ 914	$ 692	$ 592